19. Information on related parties	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Information on related parties

The following table provides the transactions performed for the years ended December 31, 2020, 2019 and 2018, and the accounts payable to/receivable from related parties as of December 31, 2020 and 2019:

		Income	Expenses	Receivables	Payables
		ARS 000	ARS 000	ARS 000	ARS 000

Associates:

Termoeléctrica José de San Martín S.A.	12-31-2020	565	-	48	-
	12-31-2019	644	-	366	-
	12-31-2018	466	-	1,753	-

Distribuidora de Gas Cuyana S.A.	12-31-2020	-	370,927	-	27,659
	12-31-2019	-	590,500	-	26,270
	12-31-2018	-	492,825	-	51,484

Energía Sudamericana S.A.	12-31-2020	-	-	-	548
	12-31-2019	-	-	-	746
	12-31-2018	-	-	-	-

Transportadora de Gas del Mercosur S.A.	12-31-2020	-	-	-	-
	12-31-2019	-	-	-	-
	12-31-2018	16,016	-	49	-

Related companies:

RMPE Asociados S.A.	12-31-2020	254	544,413	-	-
	12-31-2019	242	489,127	-	-
	12-31-2018	373	334,865	-	-

Coyserv S.A.	12-31-2020	-	2,959	-	-
	12-31-2019	-	42,118	745	204
	12-31-2018	-	-	-	-
Total	12-31-2020	819	918,299	48	28,207
	12-31-2019	886	1,121,745	1,111	27,220
	12-31-2018	16,855	827,690	1,802	51,484

Balances and transactions with shareholders

As at December 31, 2020, there is a balance of 181,718 due from shareholders, corresponding to the tax on personal goods paid by the Company as a substitute taxpayer.

On June 24, 2020, the Board of Directors of the Company authorized the purchase of 30% of the capital stock of the subsidiary CP Renovables S.A. from the non-controlling interest (a shareholder of the Company), representing 993,993,952 shares, at a value of US Dollars 0.034418 per share, which was fully paid through the transfer of financial assets. Based on the Audit Committee’s report, the Board of Directors determined that such transaction is an arm´s length transaction.

This transaction was accounted for as a transaction with non-controlling interest in accordance with IFRS 10. Consequently, the difference of 1,966,148 between the book value of the non-controlling interest at the transaction date and the fair value of the consideration paid was directly recognized in equity and attributed to holders of the parent.

This way, the Group´s consolidated interest in the subsidiary CP Renovables S.A. amounts to 100% of the capital stock as at December 31, 2020.

Terms and conditions of transactions with related parties

Balances at the related reporting period-ends are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

For the years ended December 31, 2020, 2019 and 2018, the Group has not recorded any impairment of receivables relating to amounts owed by related parties. This assessment is undertaken at the end of each reporting period by examining the financial position of the related party and the market in which the related party operates.